Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restricted cash	$ 201,050	$ 251,050
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,200	1,200
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	8,400,000	8,400,000
Common stock, shares outstanding	8,400,000	8,400,000
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Restricted cash		$ 251,050	$ 250,413
Accounts receivable, net of allowance		$ 208,713	$ 208,713
Preferred stock, par value		$ 0.000001	$ 0.000001
Preferred stock, shares authorized		1,000	1,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.000001	$ 0.000001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		60,000,000	60,000,000
Common stock, shares outstanding		60,000,000	60,000,000